UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, NY 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, NY 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 through June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Specialty Funds

Six months ended June 30, 2009 (Unaudited)

JPMorgan U.S. Real Estate Fund

CONTENTS

President’s Letter	1
Fund Commentary	2
Schedule of Portfolio Investments	5
Financial Statements	6
Financial Highlights	12
Notes to Financial Statements	14
Schedule of Shareholder Expenses	19

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

PRESIDENT’S LETTER
JULY 15, 2009 (Unaudited)

Dear Shareholder:

As you know, the past year has been among the most dramatic and difficult in modern financial history, with an unprecedented financial crisis sending the U.S. and global economies into a deep and painful recession. As we enter the second half of 2009, we have seen some hints of optimism in both the markets and economy, but we still face a long and bumpy road to recovery.

“As we enter the second half of 2009, we have seen some hints of optimism in both the markets and economy, but we still face a long and bumpy road to recovery.”

The financial storm abates

Three months after the collapse of Lehman Brothers last September, the average daily volatility of the Dow Jones Industrial Average was greater than in any three months over the Dow’s 113-year history. The first few months of 2009 offered investors little respite: in early March, stocks plunged to their lowest level in 14 years.

Recently, however, there have been signs that the storm has abated somewhat: the government and Federal Reserve’s policy actions have loosened credit markets and helped reduce the risk of additional major bank failures. Additionally, declining stock market volatility, lower credit spreads and a rally in financial firm stocks all seem to suggest that the worst of the financial crisis may be behind us.

The economy is also showing signs of buoyancy, including some stabilization in consumer spending and improvements in international trade and housing starts in the second quarter. Many economists believe that real gross domestic product growth will turn positive in the second half of the year, powered by a rebound in homebuilding, autos and inventories. Despite these “green shoots,” however, risks, such as rising unemployment, low consumer confidence and a vulnerable economy, still persist.

As riskier assets rally, Treasury prices sink

Inflation concerns, as well as investors’ willingness to take on riskier assets, such as corporate debt, contributed to a drop in Treasury prices and higher yields during the second quarter. As of June 30, 2009, 30-year bond yields rose to 4.32% from 2.69% six months earlier, the benchmark 10-year Treasury yields ended the period at 3.53% from 2.25% six months earlier, and the two-year note rose to 1.13% from 0.78%.

Stock indexes strengthened by second quarter rally

A strong second-quarter performance helped propel both the S&P 500 Index and NASDAQ Composite Index out of negative territory for the first half of the year. For the six months ended June 30, 2009, the S&P 500 Index was up 3.16% and the NASDAQ Composite Index rose 16.98%. The Dow Jones Industrial Average, however, ended the period in negative territory, returning –2.01%. Outside of the U.S., emerging markets powered a strong second-quarter rally, returning 36.22% over the six months, as measured by the MSCI Emerging Markets Index. Developed markets, as measured by the MSCI EAFE Index, rose 8.42% for the same period.

From a style perspective, mid-caps fared better (9.96%, as measured by the Russell Midcap Index) than their large- and small-cap counterparts during the period (4.32% and 2.64%, as measured by the Russell 1000 and Russell 2000 Indexes, respectively). Investors also appeared to be favoring more stable companies. The Russell 1000 Growth Index returned 11.53% in the period, compared to –2.87% for the Russell 1000 Value Index. Moving down the capitalization spectrum, the Russell Midcap Growth and Russell Midcap Value Indexes returned 16.61% and 3.19%, respectively. In the small-cap segment, the Russell 2000 Growth Index returned 11.36%, while the Russell 2000 Value Index closed at –5.17%.

Consider focusing on “timeless” principles of investing

The past year has challenged many time-honored investing strategies, but, as the “storm” abates, investors should consider a few important principles. First, the economy generally determines markets — rather than the other way around — and history suggests that, in time, the economy will recover. Second, although it’s nearly impossible to time the markets, many investors who bought assets at cheap valuations and held them for the long term have generally been rewarded. Lastly, since we can’t predict the future with any degree of certainty, it is prudent for investors to remain diversified — both to manage risk in an uncertain environment and to seek potential opportunities as we move closer to recovery.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued confidence and trust. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
President and CEO
J.P. Morgan Funds

JUNE 30, 2009        J.P. MORGAN SPECIALTY FUNDS   1

JPMorgan U.S. Real Estate Fund

FUND COMMENTARY
AS OF JUNE 30, 2009 (Unaudited)

FUND FACTS

Fund Inception	April 23, 1997
Fiscal Year End	December 31
Net Assets as of 6/30/2009 (In Thousands)	$611,374
Primary Benchmark	Wilshire US Real Estate Securities Index (formerly Dow Jones Wilshire Real Estate Securities Index)

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan U.S. Real Estate Fund, which seeks a high level of current income and long-term capital appreciation primarily through investments in real estate securities,* returned –14.40%** (Class A Shares, no sales charge) for the six months ended June 30, 2009, compared to the –12.75% return for the Wilshire US Real Estate Securities Index (formerly the Dow Jones Wilshire Real Estate Securities Index) (“WILRESI”) for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	After a plunge of 44% in the opening months of the year, as measured by WILRESI, pricing for real estate investment trust (REIT) common equity surged in the second quarter as companies asserted their survival intentions by aggressively embracing strategies for re-equitization and deleveraging amid deteriorating real estate operating conditions, continued stress in credit markets and ongoing macro-economic concern for the U.S. and global economies.

Significant financial and operational challenges lie ahead for commercial real estate. Free-flowing credit markets of the last 10 years have left commercial real estate overleveraged, facing the prospect of refunding and reducing debt capital in a new world characterized by fewer sourcing options, higher interest costs, lower asset values and stricter terms. Even more daunting, the industry will address this challenge in the context of a highly uncertain economy with growing job losses and a shifting structural and regulatory environment, which could burden the ultimate recovery.

Yet, we believe there is a real sense that second-quarter REIT performance was about more than a relief rally, particularly in the face of $13.5 billion of new equity capital entering the market. After a 75.4% peak-to-trough, two-year plunge leading up to the second quarter, REITs have sought and somewhat ruthlessly found a market clearing level of valuation that has attracted forward-looking equity capital to efficient and transparent platforms.

Still, in this environment, common equity investors must be cautious. We believe volatility will continue to be the norm and the traditional safe harbor of net asset value could be highly illusive. This is due in part to a dearth of asset-level transactions, but also to uncertainty regarding the stake to be claimed downstream by lenders and/or new equity investors.

The Fund’s underperformance of its benchmark in the first half of 2009 was driven by stock selection and weightings among the office and industrial companies, notably investments in SL Green Realty and ProLogis. SL Green Realty, the largest office owner in midtown Manhattan, has been pressured by mounting investor concerns regarding adverse leasing market conditions and falling asset valuations in that market. Industrial owner and developer ProLogis has faced significant investor concerns regarding its ability to address its debt maturities in the context of a large global development pipeline facing economic headwinds.

These negative factors were partially offset by investments in the shopping center and regional mall sectors, such as Federal Realty and Simon Property Group. While retail real estate is facing a challenging consumer environment, both companies have benefited from high-quality asset portfolios, simple business models and flexible balance sheets.

Q:	HOW WAS THE FUND MANAGED?

A:	The Fund’s management team continues to emphasize high-conviction stock selection driven by rigorous cash flow modeling, extensive fieldwork and sensitivity analysis. Over the last six months, this work has highlighted value in companies and property types emphasizing, 1) disciplined balance sheet management, 2) strong infill markets and locations that we believe have value enhancement potential and a real inflation hedge over the longer term, and, 3) simple business models offering greater transparency of potential risks in uncertain markets.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***

1.	Simon Property Group, Inc.	9.0%
2.	Boston Properties, Inc.	8.6
3.	Vornado Realty Trust	7.2
4.	HCP, Inc.	7.2
5.	Equity Residential	5.9
6.	Public Storage	5.7
7.	Apartment Investment & Management Co., Class A	5.2
8.	Ventas, Inc.	4.9
9.	AvalonBay Communities, Inc.	4.4
10.	Federal Realty Investment Trust	4.2

PORTFOLIO COMPOSITION BY SECTOR***

Common Stocks	97.3%
Short-Term Investment	2.7

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based upon total investments as of June 30, 2009. The Fund’s composition is subject to change.

2   J.P. MORGAN SPECIALTY FUNDS        JUNE 30, 2009

GEOGRAPHIC DIVERSIFICATION

	JPMorgan U.S. Real Estate Fund (a)	NCREIF (b)
East	37.9%	33.3%
Northeast	22.4	20.3%
Mideast	15.5	13.0%
West	30.2%	35.6%
Pacific	22.8	29.7%
Mountain	7.4	5.9%
South	20.3%	21.0%
Southeast	13.1	11.9%
Southwest	7.2	9.1%
Midwest	8.1%	10.1%
East North Central	6.4	8.1%
West North Central	1.7	2.0%
Non-U.S.	3.5%	0.0%

(a)	Percentages indicated are based upon total investments as June 30, 2009. The Fund’s composition is subject to change.

(b)	Reflects the industry average of institutions belonging to the National Council of Real Estate Investment Fiduciaries.

JUNE 30, 2009        J.P. MORGAN SPECIALTY FUNDS   3

JPMorgan U.S. Real Estate Fund

FUND COMMENTARY
AS OF JUNE 30, 2009 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2009

	INCEPTION DATE OF CLASS	6 MONTH	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	4/23/97
Without Sales Charge		(14.40)%	(47.03)%	(3.32)%	5.04%
With Sales Charge*		(18.89)	(49.81)	(4.36)	4.48
CLASS C SHARES	2/19/05
Without CDSC		(14.54)	(47.28)	(3.73)	4.82
With CDSC**		(15.54)	(48.28)	(3.73)	4.82
CLASS R2 SHARES	11/3/08	(14.50)	(47.10)	(3.35)	5.03
CLASS R5 SHARES	5/15/06	(14.16)	(46.79)	(2.96)	5.24
SELECT CLASS SHARES	1/19/05	(14.26)	(46.89)	(3.10)	5.17

*	Sales Charge for Class A Shares is 5.25%.

**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/99 TO 6/30/09)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for the Select Class Shares prior to their inception are based on the performance of the Class A Shares. The actual returns of Select Class Shares would have been different than shown because Select Class Shares have different expenses than Class A Shares.

Returns for the Class C Shares prior to their inception are calculated using the historical expenses of the Class A Shares. The actual returns of Class C Shares would have been lower than shown because Class C Shares have higher expenses than Class A Shares.

Returns for the Class R5 Shares prior to their inception are based on the performance of the Select Class Shares. The actual returns of Class R5 Shares would have been different than shown because Class R5 Shares have different expenses than Select Class Shares.

Returns for the Class R2 Shares prior to their inception date are based on the performance of the Class A Shares. The actual returns of Class R2 Shares would have been lower than shown because Class R2 Shares have higher expenses than Class A Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan U.S. Real Estate Fund, the Wilshire US Real Estate Securities Index, the FTSE NAREIT Equity REITs Index and the Lipper Real Estate Funds Index from June 30, 1999 to June 30, 2009. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and includes a sales charge. The performance of the indices does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Real Estate Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Wilshire US Real Estate Securities Index is an unmanaged, broad based, float weighted index comprised of publicly traded REITs and real estate operating companies, not including special purpose REITs. It is comprised of major companies in the companies engaged in the equity ownership and operation of commercial real estate. The FTSE NAREIT Equity REITs Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE, AMEX, and NASDAQ National Market. The Lipper Real Estate Funds Index represents the total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4   J.P. MORGAN SPECIALTY FUNDS        JUNE 30, 2009

JPMorgan U.S. Real Estate Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2009 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 98.4%
	Common Stocks — 98.4%
	Diversified — 7.3%
990	Vornado Realty Trust	44,563
	Health Care — 12.2%
2,096	HCP, Inc.	44,406
1,009	Ventas, Inc.	30,120
		74,526
	Hotels — 5.6%
2,408	Host Hotels & Resorts, Inc.	20,203
612	Starwood Hotels & Resorts Worldwide, Inc.	13,595
525	Strategic Hotels & Resorts, Inc.	583
		34,381
	Industrial — 6.0%
1,081	AMB Property Corp.	20,339
2,067	ProLogis	16,659
		36,998
	Multifamily — 22.4%
3,611	Apartment Investment & Management Co., Class A	31,955
487	AvalonBay Communities, Inc.	27,259
1,640	Equity Residential	36,455
389	Essex Property Trust, Inc.	24,207
1,255	Post Properties, Inc.	16,863
		136,739
	Office — 15.4%
1,120	Boston Properties, Inc.	53,443
800	Corporate Office Properties Trust	23,470
1,909	Douglas Emmett, Inc.	17,165
		94,078
	Regional Malls — 14.0%
1,289	Macerich Co. (The)	22,693
1,086	Simon Property Group, Inc.	55,863
256	Taubman Centers, Inc.	6,876
		85,432
	Shopping Centers — 7.8%
508	Federal Realty Investment Trust	26,162
391	Regency Centers Corp.	13,643
267	Saul Centers, Inc.	7,885
		47,690
	Storage — 7.7%
1,475	Extra Space Storage, Inc.	12,316
535	Public Storage	35,059
		47,375
	Total Long-Term Investments (Cost $723,494)	601,782
Short-Term Investment — 2.8%
	Investment Company — 2.8%
16,922	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.410% (b) (l) (Cost $16,922)	16,922
	Total Investments — 101.2% (Cost $740,416)	618,704
	Liabilities in Excess of Other Assets — (1.2)%	(7,330)
	NET ASSETS — 100.0%	$611,374

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	The rate shown is the current yield as of June 30, 2009.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2009        J.P. MORGAN SPECIALTY FUNDS   5

STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2009 (Unaudited)

(Amounts in thousands, except per share amounts)

U.S. Real Estate Fund
ASSETS:
Investments in non-affiliates, at value	$601,782
Investments in affiliates, at value	16,922
Total investment securities, at value	618,704
Cash	3
Receivables:
Investment securities sold	4,483
Fund shares sold	3,920
Interest and dividends	3,180
Total Assets	630,290

LIABILITIES:
Payables:
Dividends	3,842
Investment securities purchased	13,392
Fund shares redeemed	1,153
Accrued liabilities:
Investment advisory fees	225
Administration fees	3
Shareholder servicing fees	96
Distribution fees	38
Custodian and accounting fees	23
Trustees’ and Chief Compliance Officer’s fees	2
Other	142
Total Liabilities	18,916
Net Assets	$611,374

SEE NOTES TO FINANCIAL STATEMENTS.

6   J.P. MORGAN SPECIALTY FUNDS        JUNE 30, 2009

U.S. Real Estate Fund
NET ASSETS:
Paid in capital	$1,001,817
Accumulated undistributed (distributions in excess of) net investment income	(5,116)
Accumulated net realized gains (losses)	(263,615)
Net unrealized appreciation (depreciation)	(121,712)
Total Net Assets	$611,374

Net Assets:
Class A	$157,321
Class C	7,094
Class R2	44
Class R5	33,748
Select Class	413,167
Total	$611,374
Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	18,637
Class C	847
Class R2	5
Class R5	3,990
Select Class	48,893

Net Asset Value:
Class A — Redemption price per share	$8.44
Class C — Offering price per share(a)	8.38
Class R2 — Offering and redemption price per share	8.44
Class R5 — Offering and redemption price per share	8.46
Select Class — Offering and redemption price per share	8.45
Class A maximum sales charge	5.25%
Class A maximum public offering price per share
[net asset value per share/(100% – maximum sales charge)]	$8.91

Cost of investments in non-affiliates	$723,494
Cost of investments in affiliates	16,922

(a)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2009        J.P. MORGAN SPECIALTY FUNDS   7

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)

(Amounts in thousands)

U.S. Real Estate Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$10,518
Dividend income from affiliates(a)	68
Total investment income	10,586

EXPENSES:
Investment advisory fees	1,490
Administration fees	271
Distribution fees:
Class A	186
Class C	24
Class R2	— (b)
Shareholder servicing fees:
Class A	186
Class C	8
Class R2	— (b)
Class R5	8
Select Class	388
Custodian and accounting fees	25
Professional fees	30
Trustees’ and Chief Compliance Officer’s fees	3
Printing and mailing costs	46
Registration and filing fees	89
Transfer agent fees	402
Other	30
Total expenses	3,186
Less amounts waived	(396)
Less earnings credits	— (b)
Less expense reimbursements	(300)
Net expenses	2,490
Net investment income (loss)	8,096

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(169,034)
Change in net unrealized appreciation (depreciation) of investments in non-affiliates	100,109
Net realized/unrealized gains (losses)	(68,925)
Change in net assets resulting from operations	$(60,829)

(a)	Includes reimbursements of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

8   J.P. MORGAN SPECIALTY FUNDS        JUNE 30, 2009

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	U.S. Real Estate Fund
	Six Months Ended 6/30/2009 (Unaudited)	Year Ended 12/31/2008
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$8,096	$14,362
Net realized gain (loss)	(169,034)	(76,207)
Change in net unrealized appreciation (depreciation)	100,109	(269,677)
Change in net assets resulting from operations	(60,829)	(331,522)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(3,509)	(5,676)
Return of capital	—	(453)
Class C
From net investment income	(139)	(181)
Return of capital	—	(14)
Class R2
From net investment income	(1)	—
Class R5
From net investment income	(859)	(712)
Return of capital	—	(57)
Select Class
From net investment income	(8,691)	(7,794)
Return of capital	—	(621)
Total distributions to shareholders	(13,199)	(15,508)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	141,767	262,202

NET ASSETS:
Change in net assets	67,739	(84,828)
Beginning of period	543,635	628,463
End of period	$611,374	$543,635
Accumulated undistributed (distributions in excess of) net investment income	$(5,116)	$(13)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2009        J.P. MORGAN SPECIALTY FUNDS   9

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Real Estate Fund
	Six Months Ended 6/30/2009 (Unaudited)	Year Ended 12/31/2008
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$40,249	$199,804
Dividends and distributions reinvested	3,157	5,492
Cost of shares redeemed	(44,098)	(138,121)
Change in net assets from Class A capital transactions	$(692)	$67,175
Class C
Proceeds from shares issued	$1,369	$9,634
Dividends and distributions reinvested	124	172
Cost of shares redeemed	(1,426)	(3,159)
Change in net assets from Class C capital transactions	$67	$6,647
Class R2 (a)
Proceeds from shares issued	$4	$50
Dividends and distributions reinvested	1	—
Cost of shares redeemed	— (b)	—
Change in net assets from Class R2 capital transactions	$5	$50
Class R5
Proceeds from shares issued	$12,377	$28,394
Dividends and distributions reinvested	859	769
Cost of shares redeemed	(7,817)	(6,265)
Change in net assets from Class R5 capital transactions	$5,419	$22,898
Select Class
Proceeds from shares issued	$184,409	$314,594
Dividends and distributions reinvested	1,583	1,184
Cost of shares redeemed	(49,024)	(150,346)
Change in net assets from Select Class capital transactions	$136,968	$165,432

Total change in net assets from capital transactions	$141,767	$262,202

(a)	Commencement of offering of class of shares effective November 3, 2008.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

10   J.P. MORGAN SPECIALTY FUNDS        JUNE 30, 2009

	U.S. Real Estate Fund
	Six Months Ended 6/30/2009 (Unaudited)	Year Ended 12/31/2008
SHARE TRANSACTIONS:
Class A
Issued	5,256	13,604
Reinvested	442	324
Redeemed	(5,858)	(10,422)
Change in Class A Shares	(160)	3,506
Class C
Issued	168	596
Reinvested	18	10
Redeemed	(183)	(242)
Change in Class C Shares	3	364
Class R2 (a)
Issued	— (b)	5
Reinvested	— (b)	—
Redeemed	— (b)	—
Change in Class R2 Shares	— (b)	5
Class R5
Issued	1,794	2,176
Reinvested	120	46
Redeemed	(940)	(622)
Change in Class R5 Shares	974	1,600
Select Class
Issued	23,845	22,494
Reinvested	218	71
Redeemed	(6,202)	(11,112)
Change in Select Class Shares	17,861	11,453

(a)	Commencement of offering of class of shares effective November 3, 2008.

(b)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2009        J.P. MORGAN SPECIALTY FUNDS   11

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

						Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
U.S. Real Estate Fund
Class A (e)
Six Months Ended June 30, 2009 (Unaudited)	$10.12	$0.12	(f)	$(1.61)		$(1.49)	$(0.19)	$—	$—	$(0.19)
Year Ended December 31, 2008	17.09	0.30		(6.92	)(g)	(6.62)	(0.32)	—	(0.03)	(0.35)
Year Ended December 31, 2007	22.62	0.22	(f)	(4.23)		(4.01)	(0.25)	(1.27)	—	(1.52)
Year Ended December 31, 2006	19.19	0.19	(f)	6.70		6.89	(0.19)	(3.27)	—	(3.46)
Year Ended December 31, 2005	17.82	0.21	(f)	2.56		2.77	(0.22)	(1.18)	—	(1.40)
Year Ended December 31, 2004	14.46	0.28		4.96		5.24	(0.28)	(1.60)	—	(1.88)

Class C
Six Months Ended June 30, 2009 (Unaudited)	10.04	0.10	(f)	(1.59)		(1.49)	(0.17)	—	—	(0.17)
Year Ended December 31, 2008	16.99	0.26		(6.91	)(g)	(6.65)	(0.27)	—	(0.03)	(0.30)
Year Ended December 31, 2007	22.49	0.12	(f)	(4.21)		(4.09)	(0.14)	(1.27)	—	(1.41)
Year Ended December 31, 2006	19.13	0.09	(f)	6.66		6.75	(0.12)	(3.27)	—	(3.39)
February 19, 2005(h) through December 31, 2005	17.08	0.24	(f)	3.18		3.42	(0.19)	(1.18)	—	(1.37)

Class R2
Six Months Ended June 30, 2009 (Unaudited)	10.12	0.11	(f)	(1.61)		(1.50)	(0.18)	—	—	(0.18)
November 3, 2008(h) through December 31, 2008	11.11	0.13		(1.12	)(g)	(0.99)	—	—	—	—

Class R5
Six Months Ended June 30, 2009 (Unaudited)	10.14	0.14	(f)	(1.61)		(1.47)	(0.21)	—	—	(0.21)
Year Ended December 31, 2008	17.11	0.43		(6.99	)(g)	(6.56)	(0.38)	—	(0.03)	(0.41)
Year Ended December 31, 2007	22.65	0.35	(f)	(4.27)		(3.92)	(0.35)	(1.27)	—	(1.62)
May 15, 2006(h) through December 31, 2006	21.33	0.20	(f)	4.59		4.79	(0.20)	(3.27)	—	(3.47)

Select Class (e)
Six Months Ended June 30, 2009 (Unaudited)	10.13	0.13	(f)	(1.61)		(1.48)	(0.20)	—	—	(0.20)
Year Ended December 31, 2008	17.10	0.38		(6.97	)(g)	(6.59)	(0.35)	—	(0.03)	(0.38)
Year Ended December 31, 2007	22.64	0.28	(f)	(4.24)		(3.96)	(0.31)	(1.27)	—	(1.58)
Year Ended December 31, 2006	19.20	0.25	(f)	6.71		6.96	(0.25)	(3.27)	—	(3.52)
January 19, 2005(h) through December 31, 2005	17.04	0.31	(f)	3.29		3.60	(0.26)	(1.18)	—	(1.44)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	After reorganizing as a Fund of JPMorgan Trust II, the Security Capital U.S. Real Estate Shares became the JPMorgan U.S. Real Estate Fund. The financial highlights for periods prior to February 19, 2005, represent the Security Capital U.S. Real Estate Shares.

(f)	Calculated based upon average shares outstanding.

(g)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. There was no impact to the net realized and unrealized gains (losses) on investments per share or total return.

(h)	Commencement of offering of class of shares.

(i)	Due to the ratio being annualized, the ratio may appear disproportionate to other share classes.

SEE NOTES TO FINANCIAL STATEMENTS.

12   J.P. MORGAN SPECIALTY FUNDS        JUNE 30, 2009

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$8.44	(14.40)%		$157,321	1.18%	2.99%		1.46%	29%
10.12	(39.55	) (g)	190,173	1.18	1.91		1.29	50
17.09	(17.68)		261,293	1.18	1.03		1.27	64
22.62	36.21		431,842	1.18	0.83		1.27	72
19.19	15.77		310,460	1.21	1.20		1.30	27
17.82	36.83		359,082	1.31	1.74		1.31	49

8.38	(14.54)		7,094	1.68	2.50		1.96	29
10.04	(39.86	) (g)	8,477	1.68	1.58		1.79	50
16.99	(18.08)		8,161	1.68	0.55		1.77	64
22.49	35.54		11,929	1.68	0.38		1.77	72
19.13	20.27		1,063	1.68	1.47		1.79	27

8.44	(14.50)		44	1.43	2.83		1.71	29
10.12	(8.91	) (g)	45	1.43	8.82	(i)	1.58	50

8.46	(14.16)		33,748	0.73	3.57		1.01	29
10.14	(39.30	) (g)	30,576	0.73	2.75		0.84	50
17.11	(17.31)		24,218	0.73	1.61		0.82	64
22.65	22.71		25,020	0.73	1.35		0.82	72

8.45	(14.26)		413,167	0.93	3.38		1.21	29
10.13	(39.41	) (g)	314,364	0.93	2.40		1.04	50
17.10	(17.49)		334,791	0.93	1.32		1.02	64
22.64	36.57		484,161	0.93	1.09		1.02	72
19.20	21.40		269,531	0.93	1.78		1.04	27

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2009        J.P. MORGAN SPECIALTY FUNDS   13

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2009 (Unaudited)

1. Organization

JPMorgan Trust II (“JPM II”) (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
U.S. Real Estate Fund	Class A, Class C, Class R2, Class R5 and Select Class	Non-Diversified

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Class R2, Class R5 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives shall are valued daily primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis except for North American, Central American, South American and Caribbean equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Fund’s advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset value.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to significant market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14   J.P. MORGAN SPECIALTY FUNDS        JUNE 30, 2009

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs #	Investment in Securities	Other Financial Instruments*
Level 1 — Quoted prices	$618,704	$—
Level 2 — Other significant observable inputs	—	—
Level 3 — Significant unobservable inputs	—	—
Total	$618,704	$—

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

*	Other financial instruments may include futures, forwards and swap contracts.

B.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

C.  Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to the Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

D.  Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

E.  Dividends and Distribution to Shareholders — Dividends from net investment income are declared and paid quarterly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A.  Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, Security Capital Research & Management Incorporated (the “Advisor”) acts as the investment advisor to the Fund. The Advisor is a direct, wholly-owned subsidiary of JPMorgan Asset Management Holding Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Fund’s average daily net assets at an annual fee rate of 0.60%.

The Fund may invest in one or more money market funds advised by the Advisors or their affiliates. The Advisor, Administrator and Shareholder Servicing Agent reimburse to the Fund an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the reimbursement is voluntary.

The amount of these waivers/reimbursements resulting from investments in the money market funds for the six months ended June 30, 2009 was approximately $15,000.

B.  Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan

JUNE 30, 2009        J.P. MORGAN SPECIALTY FUNDS   15

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2009 (Unaudited) (continued)

Funds Complex (excluding funds of funds other than JPMorgan International Markets Fund and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended June 30, 2009, the annualized effective rate was 0.11% of the Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C.  Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25%, 0.75% and 0.50% of the average daily net assets of Class A, Class C and Class R2 Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from the redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended June 30, 2009, the Distributor retained the following amounts (in thousands):

Front-End Sales Charge	CDSC
$4	$5

D.  Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
0.25%	0.25%	0.25%	0.05%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E.  Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, provides portfolio custody and accounting services for the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

F.  Waivers and Reimbursements — The Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
1.18%	1.68%	1.43%	0.73%	0.93%

The contractual expense limitation agreements were in effect for the six months ended June 30, 2009. The expense limitation percentages in the table above are in place until at least April 30, 2010.

For the six months ended June 30, 2009, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expects the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Administration	Shareholder Servicing	Total	Contractual Reimbursements
$271	$125	$396	$300

G.  Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

16   J.P. MORGAN SPECIALTY FUNDS        JUNE 30, 2009

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

During the six months ended June 30, 2009, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Fund may use related party broker/dealers. For the six months ended June 30, 2009, the Fund did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended June 30, 2009, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government
$286,262	$143,241

During the six months ended June 30, 2009, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2009, were as follows (amounts in thousands):

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$740,416	$33,298	$155,010	$(121,712)

6. Borrowings

The Fund relies upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Fund because it is an investment company in the same “group of investment companies” (as defined in Section 12 (d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 17, 2009.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at June 30, 2009, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

JUNE 30, 2009        J.P. MORGAN SPECIALTY FUNDS   17

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2009 (Unaudited) (continued)

One or more affiliates of the Fund’s investment advisor have investment discretion with respect to their clients’ holdings in the Fund, which collectively represent a significant portion of the Fund’s assets. Significant shareholder transactions, if any, may impact the Fund’s performance.

Because the Fund may invest a substantial portion of its assets in REITs, the Fund may be subject to certain risks similar to those associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

8. Subsequent Event

The Management has evaluated all subsequent transactions and events after the balance sheet date through August 28, 2009, the date on which these financial statements were issued and, except as already included in the notes to these financial statements, has determined that no additional items require disclosure.

18   J.P. MORGAN SPECIALTY FUNDS        JUNE 30, 2009

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2009, and continued to hold your shares at the end of the reporting period, June 30, 2009.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, January 1, 2009	Ending Account Value, June 30, 2009	Expenses Paid During January 1, 2009 to June 30, 2009*	Annualized Expense Ratio
Class A
Actual	$1,000.00	$856.00	$5.43	1.18%
Hypothetical	1,000.00	1,018.94	5.91	1.18
Class C
Actual	1,000.00	854.60	7.73	1.68
Hypothetical	1,000.00	1,016.46	8.40	1.68
Class R2
Actual	1,000.00	855.00	6.58	1.43
Hypothetical	1,000.00	1,017.70	7.15	1.43
Class R5
Actual	1,000.00	858.40	3.36	0.73
Hypothetical	1,000.00	1,021.17	3.66	0.73
Select Class
Actual	1,000.00	857.40	4.28	0.93
Hypothetical	1,000.00	1,020.18	4.66	0.93

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

JUNE 30, 2009        J.P. MORGAN SPECIALTY FUNDS   19

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20   J.P. MORGAN SPECIALTY FUNDS        JUNE 30, 2009

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2009 All rights reserved. June 2009.	SAN-USRE-609

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

 (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the Registrant's internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/_____________________________

George C.W. Gatch

President and Principal Executive Officer

September 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/___________________________

George C.W. Gatch

President and Principal Executive Officer

September 4, 2009

By:	/s/____________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

September 4, 2009